POSTRETIREMENT BENEFITS - PENSIONS	12 Months Ended
Aug. 31, 2013
Compensation and Retirement Disclosure [Abstract]
POSTRETIREMENT BENEFITS - PENSIONS
POSTRETIREMENT BENEFITS — PENSIONS
Most of Monsanto’s U.S. employees are covered by noncontributory pension plans sponsored by the company. Effective July 8, 2012, the U.S. pension plan was closed to new entrants; there were no changes to the U.S. pension plan for eligible employees hired prior to that date. Pension benefits are based on an employee’s years of service and compensation level. Funded pension plans in the United States and outside the United States were funded in accordance with the company’s long-range projections of the plans’ financial condition. These projections took into account benefits earned and expected to be earned, anticipated returns on pension plan assets, and income tax and other regulations.
Components of Net Periodic Benefit Cost
Total pension cost for Monsanto employees included in the Statements of Consolidated Operations was $96 million, $93 million and $122 million in fiscal years 2013, 2012 and 2011, respectively. The information that follows relates to all of the pension plans in which Monsanto employees participated. The components of pension cost for these plans were:

	Year Ended Aug. 31, 2013			Year Ended Aug. 31, 2012			Year Ended Aug. 31, 2011
(Dollars in millions)	U.S.	Outside the U.S.	Total	U.S.	Outside the U.S.	Total	U.S.	Outside the U.S.	Total
Service Cost for Benefits Earned during the Year	$68	$10	$78	$55	$7	$62	$59	$9	$68
Interest Cost on Benefit Obligation	74	9	83	86	10	96	84	14	98
Assumed Return on Plan Assets	(137)	(10)	(147)	(124)	(10)	(134)	(108)	(17)	(125)
Amortization of Unrecognized Net Loss	74	5	79	62	4	66	71	6	77
Curtailment and Settlement Charge	—	7	7	—	3	3	—	4	4
Other Adjustment	—	(4)	(4)	—	—	—	—	—	—
Total Net Periodic Benefit Cost	$79	$17	$96	$79	$14	$93	$106	$16	$122

The other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss for the year ended Aug. 31, 2013, were:

(Dollars in millions)	U.S.	Outside the U.S.	Total
Current Year Actuarial (Gain)/Loss	$(126)	$7	$(119)
Recognition of Actuarial Loss	(74)	(12)	(86)
Effect of Foreign Currency Translation Adjustment	—	3	3
Total Recognized in Accumulated Other Comprehensive Loss	$(200)	$(2)	$(202)

The following assumptions, calculated on a weighted-average basis, were used to determine pension costs for the principal plans in which Monsanto employees participated:

	Year Ended Aug. 31, 2013		Year Ended Aug. 31, 2012		Year Ended Aug. 31, 2011
	U.S.	Outside the U.S.	U.S.	Outside the U.S.	U.S.	Outside the U.S.
Discount Rate	3.44%	3.89%	4.59%	5.24%	4.35%	4.24%
Assumed Long-Term Rate of Return on Assets	7.50%	6.65%	7.50%	7.08%	7.50%	6.51%
Annual Rates of Salary Increase (for plans that base benefits on final compensation level)	4.00%	3.89%	4.00%	3.82%	4.00%	3.97%

Obligations and Funded Status
Monsanto uses a measurement date of August 31 for its pension plans. The funded status of the pension plans as of Aug. 31, 2013, and Aug. 31, 2012, was as follows:

	U.S.		Outside the U.S.		Total
	Year Ended Aug. 31,		Year Ended Aug. 31,		Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,179	$1,883	$251	$249	$2,430	$2,132
Service cost	68	55	10	7	78	62
Interest cost	74	86	9	10	83	96
Plan participants’ contributions	—	—	2	2	2	2
Actuarial loss (gain)	(149)	267	11	20	(138)	287
Benefits paid	(123)	(113)	(5)	(3)	(128)	(116)
Settlements / curtailments	—	—	(26)	(9)	(26)	(9)
Currency (gain) loss	—	—	5	(23)	5	(23)
Other	—	1	(2)	(2)	(2)	(1)
Benefit Obligation at End of Period	$2,049	$2,179	$255	$251	$2,304	$2,430
Change in Plan Assets:
Fair value of plan assets at beginning of period	$1,945	$1,719	$160	$160	$2,105	$1,879
Actual return on plan assets	114	276	10	17	124	293
Employer contributions(1)	41	63	20	10	61	73
Plan participants’ contributions	—	—	2	2	2	2
Settlements	—	—	(26)	(9)	(26)	(9)
Benefits paid(1)	(123)	(113)	(5)	(3)	(128)	(116)
Currency (loss) gain	—	—	3	(21)	3	(21)
Other	—	—	2	4	2	4
Plan Assets at End of Period	$1,977	$1,945	$166	$160	$2,143	$2,105
Net Amount Recognized	$72	$234	$89	$91	$161	$325

(1)	Employer contributions and benefits paid include $7 million and $5 million paid from employer assets for unfunded plans in fiscal years 2013 and 2012, respectively.

Weighted-average assumptions used to determine benefit obligations as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	U.S.		Outside the U.S.
	Year Ended Aug. 31,		Year Ended Aug. 31,
	2013	2012	2013	2012
Discount Rate	4.44%	3.44%	3.62%	3.89%
Rate of Compensation Increase	4.00%	4.00%	3.95%	3.89%

Fiscal year 2014 pension expense, which will be determined using assumptions as of Aug. 31, 2013, is expected to remain consistent as compared with fiscal year 2013 expense.
The U.S. accumulated benefit obligation (ABO) was $2.0 billion and $2.1 billion as of Aug. 31, 2013, and Aug. 31, 2012, respectively. The ABO for plans outside of the United States was $198 million and $179 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively.
The projected benefit obligation (PBO) and the fair value of the plan assets for pension plans with PBOs in excess of plan assets as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	U.S		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
PBO	$2,049	$2,179	$235	$207	$2,284	$2,386
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	1,977	1,945	148	141	2,125	2,086

The PBO, ABO, and the fair value of the plan assets for pension plans with ABOs in excess of plan assets as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
PBO	$60	$2,179	$105	$93	$165	$2,272
ABO	56	2,088	87	76	143	2,164
Fair Value of Plan Assets with ABOs in Excess of Plan Assets	—	1,945	23	34	23	1,979

As of Aug. 31, 2013, and Aug. 31, 2012, amounts recognized in the Statements of Consolidated Financial Position were included in the following balance sheet accounts:
Net Amount Recognized

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
Miscellaneous Short-Term Accruals	$5	$5	$8	$7	$13	$12
Postretirement Liabilities	67	229	89	93	156	322
Other Assets	—	—	(8)	(9)	(8)	(9)
Net Liability Recognized	$72	$234	$89	$91	$161	$325

The following table provides a summary of the pretax components of the amount recognized in accumulated other comprehensive loss:

	U.S.		Outside the U.S.		Total
	As of Aug. 31,		As of Aug. 31,		As of Aug. 31,
(Dollars in millions)	2013	2012	2013	2012	2013	2012
Net Prior Service Cost	$—	$—	$1	$—	$1	$—
Net Loss	538	738	59	62	597	800
Total	$538	$738	$60	$62	$598	$800

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $66 million.
Plan Assets
U.S. Plans: The asset allocations for Monsanto’s U.S. pension plans as of Balance Aug. 31, 2013, and Aug. 31, 2012, and the target allocation range for fiscal year 2014, by asset category, follow. The fair value of assets for these plans was $2.0 billion and $1.9 billion as of Aug. 31, 2013, and Aug. 31, 2012, respectively.

	Target Allocation	Percentage of Plan Assets
		As of Aug. 31,
Asset Category	2014	2013	2012
Public Equity Securities	43-59%	52.0%	50.2%
Private Equity Investments	2-8%	3.9%	3.7%
Debt Securities	32-46%	38.9%	41.2%
Real Estate	2-8%	4.6%	4.1%
Other	0-3%	0.6%	0.8%
Total		100.0%	100.0%

The expected long-term rate of return on these plan assets was 7.5 percent in fiscal years 2013, 2012 and 2011. The expected long-term rate of return on plan assets is based on historical and projected rates of return for current and planned asset classes in the plan’s investment portfolio. Assumed projected rates of return for each asset class were selected after analyzing historical experience and future expectations of the returns and volatility of the various asset classes. The overall expected rate of return for the portfolio is based on the target asset allocation for each asset class and adjusted for historical and expected experience of active portfolio management results compared to benchmark returns and the effect of expenses paid for plan assets.
The general principles guiding investment of U.S. pension plan assets are embodied in the Employee Retirement Income Security Act of 1974 (ERISA). These principles include discharging the company’s investment responsibilities for the exclusive benefit of plan participants and in accordance with the “prudent expert” standards and other ERISA rules and regulations. Investment objectives for the company’s U.S. pension plan assets are to optimize the long-term return on plan assets while maintaining an acceptable level of risk, to diversify assets among asset classes and investment styles, and to maintain a long-term focus.
The plan’s investment fiduciaries are responsible for selecting investment managers, commissioning periodic asset/liability studies, setting asset allocation targets, and monitoring asset allocation and investment performance. The company’s pension investment professionals have discretion to manage assets within established asset allocation ranges approved by the plan fiduciaries.
Late in 2010, an asset/liability study was conducted to determine the optimal strategic asset allocation to meet the plan’s projected long-term benefit obligations and desired funded status. The target asset allocation resulting from the asset/liability study is outlined in the previous table.
Plans Outside the United States: The weighted-average asset allocation for Monsanto’s pension plans outside of the United States as of Aug. 31, 2013, and Aug. 31, 2012, and the weighted-average target allocation for fiscal year 2014, by asset category, follow. The fair value of plan assets for these plans was $166 million and $160 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively.

		Percentage of Plan Assets
	Target Allocation(1)	As of Aug. 31,
Asset Category	2014	2013	2012
Equity Securities	39.5%	34.4%	36.7%
Debt Securities	48.8%	52.4%	48.4%
Other	11.7%	13.2%	14.9%
Total	100.0%	100.0%	100.0%

(1)
Monsanto’s plans outside the United States have a wide range of target allocations, and therefore the 2014 target allocations shown above reflect a weighted-average calculation of the target allocations of each of the plans.

The weighted-average expected long-term rate of return on the plans’ assets was 6.7 percent in fiscal year 2013, 7.1 percent in fiscal year 2012, and 6.5 percent in fiscal year 2011. Determination of the expected long-term rate of return for plans outside the United States is consistent with the U.S. methodology.

Fair Value Measurements
U.S. Plans: The fair values of our U.S. defined benefit pension plan investments as of Aug. 31, 2013, and Aug. 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Aug. 31, 2013
(Dollars in millions)	Level 1	Level 2	Level 3	Cash Collateral Offset(1)	Balance as of Aug. 31, 2013
Investments at Fair Value:
Cash	$16	$—	$—	$—	$16
Debt Securities:
U.S. government debt	—	260	—	—	260
U.S. agency debt	—	7	—	—	7
U.S. state and municipal debt	—	34	—	—	34
Foreign government debt	—	2	—	—	2
U.S. corporate debt	—	243	—	—	243
Mortgage-Backed securities	—	2	—	—	2
Asset-Backed securities	—	3	—	—	3
Foreign corporate debt	—	54	—	—	54
U.S. Term Bank Loans	—	1	—	—	1
Common and Preferred Stock:
Domestic small capitalization	46	—	—	—	46
Domestic large capitalization	385	—	—	—	385
International:
Developed markets	160	—	—	—	160
Emerging markets	30	1	—	—	31
Private Equity Investments	—	—	77	—	77
Partnership and Joint Venture Interests	—	—	32	—	32
Real Estate Investments	—	—	90	—	90
Interest in Pooled Funds:
Interest-bearing cash and cash equivalents funds	—	56	—	—	56
Common and preferred stock funds:
Domestic small-capitalization	—	7	—	—	7
Domestic large-capitalization	—	277	—	—	277
International	—	89	—	—	89
Corporate debt funds	—	89	—	—	89
Mortgage-Backed securities	—	—	7	—	7
Interest in Pooled Collateral Fund — Securities Lending	—	205	—	—	205
Derivatives:
Common and preferred stock sold short	—	(41)	—	42	1
Total Investments at Fair Value	$637	$1,289	$206	$42	$2,174

(1)	Futures derivative assets and common and preferred stock sold short have been offset by cash collateral held by the counterparty.

	Fair Value Measurements at Aug. 31, 2012
(Dollars in millions)	Level 1	Level 2	Level 3	Cash Collateral Offset(1)	Balance as of Aug. 31, 2012
Investments at Fair Value:
Cash	$16	$—	$—	$—	$16
Debt Securities:
U.S. government debt	—	336	—	—	336
U.S. agency debt	—	8	—	—	8
U.S. state and municipal debt	—	22	—	—	22
Foreign government debt	—	2	—	—	2
U.S. corporate debt	—	272	—	—	272
Mortgage-Backed securities	—	2	—	—	2
Asset-Backed securities	—	2	—	—	2
Foreign corporate debt	—	54	—	—	54
U.S. Term Bank Loans	—	2	—	—	2
Common and Preferred Stock:
Domestic small capitalization	39	—	—	—	39
Domestic large capitalization	327	—	—	—	327
International:
Developed markets	129	—	—	—	129
Emerging markets	31	1	—	—	32
Private Equity Investments	—	—	73	—	73
Partnership and Joint Venture Interests	—	—	32	—	32
Real Estate Investments	—	—	80	—	80
Interest in Pooled Funds:
Interest-bearing cash and cash equivalents funds	—	92	—	—	92
Common and preferred stock funds:
Domestic small-capitalization	—	5	—	—	5
Domestic large-capitalization	—	250	—	—	250
International	—	63	—	—	63
Corporate debt funds	—	92	—	—	92
Mortgage-Backed securities	—	—	8	—	8
Interest in Pooled Collateral Fund — Securities Lending	—	222	—	—	222
Derivatives:
Equity index futures	(13)	—	—	13	—
Common and preferred stock sold short	—	(34)	—	35	1
Total Investments at Fair Value	$529	$1,391	$193	$48	$2,161

(1)	Futures derivative assets and common and preferred stock sold short have been offset by cash collateral held by the counterparty.

The following table summarizes the changes in fair value of the Level 3 investments as of Aug. 31, 2013:

(Dollars in millions)	Private Equity Investments	Partnership/Joint Venture Interests	Real Estate Investments	Mortgage-Backed Securities Fund Investments	Total
Balance Sep. 1, 2011	$68	$38	$44	$—	$150
Purchases	11	—	33	—	44
Sales	(13)	(8)	—	—	(21)
Realized/Unrealized Gains	7	2	3	—	12
Net transfers into Level 3(1)	—	—	—	8	8
Balance Aug. 31, 2012	$73	$32	$80	$8	$193
Net Unrealized Gains (Losses) Still Held Included in Earnings(2)	$7	$(6)	$3	$—	$4
(Dollars in millions)	Private Equity Investments	Partnership/Joint Venture Interests	Real Estate Investments	Mortgage-Backed Securities Fund Investments	Total
Balance Sep. 1, 2012	$73	$32	$80	$8	$193
Purchases	13	—	7	—	20
Sales	(17)	—	(1)	—	(18)
Realized/Unrealized Gains	8	—	4	—	12
Balance Aug. 31, 2013	$77	$32	$90	$8	$207
Net Unrealized Gains Still Held Included in Earnings(2)	$11	$1	$4	$—	$16

(1)	The Mortgage-Backed securities were reclassified from Level 2 to Level 3 investments as of Aug. 31, 2012.

(2)
Represents the amount of total gains or losses for the period attributable to change in unrealized gains (losses) relating to assets and liabilities classified as Level 3 that are still held at Aug. 31, 2012 and 2013.

The following table reconciles the investments at fair value to the plan assets as of Aug. 31, 2013.

(Dollars in millions)
Total Investments at Fair Value	$2,174
Liability to return collateral held under securities lending agreement	(205)
Non-Interest Bearing Cash	4
Accrued income / expense	7
Other receivables and payables	(3)
Plan Assets at the End of the Period	$1,977

In managing the plan assets, Monsanto reviews and manages risk associated with funded status risk, market risk, liquidity risk and operational risk. Asset allocation determined in light of the plans’ liability characteristics and asset class diversification are central to the company’s risk management approach and are integral to the overall investment strategy. Further mitigation of asset class risk is achieved by investment style, investment strategy and investment management firm diversification. Investment guidelines are included in all investment management agreements with investment management firms managing publicly traded equities and fixed income accounts for the plan.

Plans Outside the United States: The fair values of our defined benefit pension plan investments outside of the United States as of Aug. 31, 2013, and Aug. 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Aug. 31, 2013
(Dollars in millions)	Level 1	Level 2	Level 3	Balance as of Aug. 31, 2013
Cash and Cash Equivalents	$2	$—	$—	$2
Debt Securities — Foreign Government Debt	—	15	—	15
Common and Preferred stock	45	—	—	45
Insurance-Backed Securities	—	—	19	19
Interest in Pooled Funds:
Common and preferred stock funds	—	12	—	12
Government debt funds	—	5	—	5
Mortgage Backed Securities	—	3	—	3
Corporate debt funds	—	65	—	65
Total Investments at Fair Value	$47	$100	$19	$166

	Fair Value Measurements at Aug. 31, 2012
(Dollars in millions)	Level 1	Level 2	Level 3	Balance as of Aug. 31, 2012
Cash and Cash Equivalents	$3	$—	$—	$3
Debt Securities — Foreign Government Debt	—	19	—	19
Common and Preferred stock	43	—	—	43
Insurance-Backed Securities	1	—	17	18
Interest in Pooled Funds:
Common and preferred stock funds	—	13	—	13
Government debt funds	—	6	—	6
Corporate debt funds	—	58	—	58
Total Investments at Fair Value	$47	$96	$17	$160

The following table summarizes the changes in fair value of the Level 3 investments as of Aug. 31, 2013.

(Dollars in millions)	Insurance-Backed Securities
Balance Aug. 31, 2011	$15
Purchases	3
Net unrealized losses	(1)
Balance Aug. 31, 2012	$17
Purchases	4
Sales	(3)
Net unrealized gains	1
Balance Aug. 31, 2013	$19

In managing the plan assets, risk associated with funded status risk, market risk, liquidity risk and operational risk is considered. The design of a plan’s overall investment strategy will take into consideration one or more of the following elements: a plan’s liability characteristics, diversification across asset classes, diversification within asset classes and investment management firm diversification. Investment policies consistent with the plan’s overall investment strategy are established.

 Valuation Methodology for Plan Assets
For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs, which have been determined to be immaterial. Assets that are measured using significant other observable inputs are primarily valued by reference to quoted prices of markets that are not active. The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash: The carrying value of cash represents fair value as it consists of actual currency (all in U.S. dollars), and is classified as Level 1. The majority of the Plan’s cash equivalents are short-term collective investment funds which are included in the interest in pooled funds category.
Debt securities: Debt securities consist of U.S. and foreign corporate credit, U.S. and foreign government issues (including related agency debentures and mortgages), U.S. state and municipal securities, and U.S. term bank loans. U.S. treasury and U.S. government agency bonds, as well as foreign government issues, are generally priced by institutional bids, which reflect estimated values based on underlying model frameworks at various dealers and vendors. While some corporate issues are formally listed on exchanges, dealers exchange bid and ask offers to arrive at most executed transaction prices. Term bank loans are priced in a similar fashion to corporate debt securities. All foreign government and foreign corporate debt securities are denominated in U.S. dollars. All individual debt securities included in the Plan are classified as Level 2.
Mortgage and asset-backed securities: Collateralized securities (both mortgage-backed and asset-backed) are valued using models with readily observable market data as inputs. Other than the mortgage-backed securities included in the commingled fund which are classified as Level 3, all mortgage and asset-backed securities included in the Plan are classified as Level 2.
Common and preferred stock: The Plans’ common and preferred stock consists of investments in listed U.S. and international company stock. U.S. stock is further sub-divided into small-capitalization (defined as companies with market capitalization less than $2 billion), and large capitalization (defined as companies with market capitalization greater than or equal to $2 billion). International stock is further divided into developed markets and emerging markets. All international market type classifications are consistent with the Plan’s chosen international stock performance benchmark index, the MSCI All-Country World Index ex-U.S. (MSCI ACWI ex- U.S.®). Most stock investments are valued using quoted prices from the various public markets. Most equity securities trade on formal exchanges, both domestic and foreign (e.g., NYSE, NASDAQ, LSE), and can be accurately described as active markets. The observable valuation inputs are unadjusted quoted prices that represent active market trades, and are classified as Level 1. Some common and preferred stock holdings are not listed on established exchanges or actively traded inputs to determine their values are obtainable from public sources, and are thus classified as Level 2.
Private equity investments: The Plan invests in private equity, which as an asset class is generally characterized as requiring long-term commitments where liquidity is typically limited. Therefore, private equity does not have an actively traded market with readily observable prices. Most of the Plan’s private equity investments are limited partnerships structured as fund-of-funds, which also meet the criteria of commingled funds. These fund-of-funds investments are diversified globally and across typical private equity strategies including: buyouts, co-investments, secondary offerings, venture capital, and special situations (e.g. distressed assets). Funds-of-funds represent a collection of underlying limited partnership funds each managed by a different general partner. Each general partner of the underlying limited partnership fund in turn selects and manages a basket of portfolio companies. As a result, each of the Plan’s fund-of-funds is essentially a fund of dozens of underlying limited partnership funds and hundreds of underlying company investments. Valuations are developed using a variety of proprietary model methodologies, some of which may be derived from publicly available sources, information obtained from each fund’s general partner and public market conditions and returns. Additionally, audited financial statements are received from each fund’s general partner on an annual basis. Private equity holdings represent illiquid investments structured as limited partnerships, and redemption requests are not explicitly permitted. Disposition of partnership interests can only be affected through the sale of the pension trust’s pro-rata ownership stake in the secondary markets, which may require approval of the funds’ general partners. All private equity investments are classified as Level 3.
Partnership/joint venture interests: These investments include interests in two limited partnership funds which are considered absolute return funds in which the manager takes long and short positions to generate returns. One fund involves high-yield corporate bonds, the other convertible corporate bonds and the underlying stock into which such bonds may be converted.

Terms of the partnership agreement allow for monthly redemptions. While most individual securities in these strategies would fall under Level 1 or Level 2 if held individually, the lack of available quotes and the unique structure of the funds cause these to be classified as Level 3. Audited financial statements for both limited partnership funds are produced on an annual basis.
Real estate investments: The Plan invests in U.S. real estate through indirect ownership entities, which are structured as limited partnerships or private real estate investment trusts (REITs). Real estate investments are generally illiquid long-term assets valued in large part using inputs not readily observable in the public markets. Each fund in which the Plan invests typically manages a geographically diversified portfolio of U.S. commercial properties within the office, residential, industrial and retail property sectors. There are no formal listed markets for either the funds’ underlying commercial properties, or for shares in any given fund (if applicable). Real estate fund holdings are appraised and valued on an on-going basis. In the case of the investments structured as partnerships, while a NAV is not explicitly calculated, audited financial statements and valuations are produced on an annual basis. The underlying real estate holdings not only represent illiquid investments, but explicit redemptions are not permitted. Disposition of partnership interest can only be affected through the sale of the pension trust’s pro-rata ownership staked in the secondary markets, which may require approval of the funds’ general partners. For investments structured as private REITs, redemption requests for units held are at the discretion of fund managers. All real estate investments are classified as Level 3.
Interest in pooled funds: In certain instances the Plan invests in pooled or commingled funds in order to gain diversification and efficiency. Each of the commingled funds with the exception of the Domestic Small Capitalization Common Stock Fund has daily NAV and daily liquidity. The Domestic Small Capitalization Common Stock Fund has monthly NAV and monthly liquidity. Each fund has its own notification requirements for purchases and redemptions into and out of the fund. The notification requirements range from same day to 10 days. Although rare, there could be instances in which liquidity is suspended or in which purchases or sales occur at a price different from the NAV. The Cash and Cash Equivalents funds used are short-term collective investment funds that are comprised of short-term assets with fixed or variable interest rates that trade on a regular basis in active markets. Because there are no publicly listed price quotes available for the underlying investments or the commingled fund itself, the short-term collective investment funds are classified as Level 2. The Common and Preferred Stock Funds used are predominantly commingled index funds replicating well-known stock market indexes. Each of the common and preferred stock funds are comprised of common and preferred stock that trade on a regular basis in active markets. While the underlying investments of the commingled fund do have publicly listed price quotes available, the commingled fund does not so it is classified as Level 2. The Corporate Debt Fund is comprised of fixed income assets that have significant observable inputs that are classified as Level 2 and therefore the commingled fund is classified as Level 2 as well. Mortgage-Backed securities are classified as Level 3 at Aug. 31, 2013, because the underlying holdings are primarily privately placed securities without readily observable prices. In the absence of readily observable prices, in order to value the assets in the fund, the Mortgage-Backed securities investment management firm employs alternative pricing techniques that may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.
Derivatives: The U.S. plan is permitted to use financial derivative instruments to hedge certain risks and for investment purposes. The plan enters into futures contracts in the normal course of its investing activities to manage market risk associated with the plan’s equity and fixed income investments and to achieve overall investment portfolio objectives. The credit risk associated with these contracts is minimal as they are traded on organized exchanges and settled daily. Exchange-traded equity index and interest rate futures are measured at fair value using quoted market prices making them qualify as Level 1 investments. The notional value of futures derivatives classified as Level 1 was $152 million as of Aug. 31, 2013.
The U.S. plan also holds listed common and preferred stock short sale positions, which involves a counterparty arrangement with a prime broker. The existence of the prime broker counter-party relationship introduces the possibility that short sale market values may need to be adjusted to reflect any counter-party risk, however no such adjustment was required as of Aug. 31, 2013. Therefore, the short positions have been classified as Level 2, and their notional value was $39 million as of Aug. 31, 2013.
Insurance-backed securities: Insurance-backed securities are contracts held with an insurance company. Level 1 securities are quoted prices in active markets for identical assets. The Level 3 fair value of the investments is determined based upon the value of the underlying investments as determined by the insurance company.

Collateral held under securities lending agreement: The U.S. Plan participates in a securities lending program through Northern Trust. Securities loaned are fully collateralized by cash and U.S. government securities. Northern Trust pools all collateral received and invests any cash in an actively managed commingled fund, the underlying assets of which include short-term fixed income securities such as commercial paper, U.S. Treasury Bills, and various forms of asset-backed securities, all of which would be classified individually as Level 2. The NAV is calculated daily, and under normal circumstances, redemptions can also occur daily with no required notice. Assets would be sold at the calculated NAV. Because the collateral pool itself lacks a formal public market and price quotes, it is classified as Level 2.

Expected Cash Flows
The expected employer contributions and benefit payments are shown in the following table for the pension plans:

(Dollars in millions)	U.S.	Outside the U.S.
Employer Contributions 2014	$60	$10
Benefit Payments
2014	174	20
2015	165	15
2016	166	17
2017	166	17
2018	167	18
2019-2023	817	87

The company may contribute additional amounts to the plans depending on the level of future contributions required.
Multiemployer Plan
Monsanto participates in an industry-wide multiemployer plan in the Netherlands called Stichting Bedrijfspensioenfonds voor de Landbouw (BPL) that provides indexed career-average pension benefits and life insurance benefits. Monsanto is one of more than 27,500 employers participating in the BPL, which covers nearly 90,000 participants. At Dec. 31, 2012, the BPL had assets of approximately $13.5 billion, which covered approximately 106% of the plan’s benefit obligation. Participating employers and their employees are required to contribute a percent of salary to the plan each plan year. The plan year is based on a calendar year ending December 31. The percentage, which is determined annually by the BPL actuary, is 21.7% of salary for plan year 2013, with employers contributing 17.09% of salary and the balance contributed by the plan participants. In plan year 2012, an additional surcharge equal to 1.25% of salary up to a specified salary threshold is also required as part of the employer contribution. Monsanto’s contributions totaled $6 million, $6 million and $5 million in fiscal years 2013, 2012, and 2011, respectively. The increase in contributions is primarily a result of increased contribution percentages. The contribution percentages, including both employer and plan participant contributions, were 19.5%, 18.15% and 14.6% in plan years 2012, 2011 and 2010, respectively.
Contributions are used to pay benefits under the plan, including insurance premiums for the life insurance benefits, and fund the plan. If an employer does not meet its contribution requirement, benefits cease to accrue for their employees.
If the assets of the BPL are not sufficient to meet the plan’s benefit obligation, the BPL may increase the contribution rates, reduce pension indexation, or reduce benefit accruals. However in 2013 the benefit accrual rate was increased from 1.85% of pensionable salary to 1.95% in response to the increase in the plan’s funded status (106% in 2013 vs. 101% in 2012).